UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 2,959	$ 3,252
Financial assets	893	1,139
Accounts and other receivable, net	5,709	5,558
Inventory, net	3,894	3,665
Other assets	1,360	1,271
Current assets	14,815	14,885
Financial assets	12,929	12,037
Accounts and other receivable, net	898	1,005
Other assets	373	385
Property, plant and equipment	15,430	15,724
Deferred income tax assets	1,388	1,220
Intangible assets	19,674	20,846
Equity accounted investments	2,104	2,154
Goodwill	13,910	14,129
Total assets	81,521	82,385
Current Liabilities
Accounts payable and other	11,820	11,598
Non-recourse borrowings in subsidiaries of the partnership	2,965	2,757
Current liabilities	14,785	14,355
Accounts payable and other	6,396	6,780
Corporate borrowings	1,882	1,440
Non-recourse borrowings in subsidiaries of the partnership	37,275	38,052
Deferred income tax liabilities	2,979	3,226
Total liabilities	63,317	63,853
Equity
Limited partners	1,868	1,909
Non-controlling interests attributable to:
Redemption-exchange units	1,752	1,792
Special limited partner	0	0
BBUC exchangeable shares	1,834	1,875
Preferred securities	740	740
Interest of others in operating subsidiaries	12,010	12,216
Total equity	18,204	18,532
Total equity and liabilities	$ 81,521	$ 82,385